Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Company has evaluated subsequent events that have occurred after December 31, 2012 and determined that there were no events or transactions occurring during this reporting period which require recognition or disclosure in the financial statements.